Capital Stock and Other Related Accounts (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of detailed information of capital stock and other capital related accounts

	2019	2018
Capital	59,603	59,603
Adjustment to capital	3,469,948	3,469,948
Share premium	6,373,169	6,373,169
Merger premium	1,151,256	1,151,256

Total	11,053,976	11,053,976

Disclosure of issued paid in and registered capital

	2019	2018
The issued, paid-in and registered capital, consists of:
Common stock with a face value of $ 0.1 per share and entitled to 1 vote each, fully paid-in (in thousand)	596,026	596,026